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John P. Falco

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direct fax:  215.981.4750

falcoj@pepperlaw.com

February 27, 2013

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Equinox Funds Trust File Nos. 333-168569 and 811-22447

Ladies and Gentlemen:

On behalf of Equinox Funds Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for the Equinox Campbell Strategy Fund (the “Fund”) filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) on February 14, 2013 (Accession No. 0001193125-13-060789), which is incorporated by reference into this Rule 497 filing.  The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

Please contact John M. Ford, Esq. (215.981.4009) or the undersigned (215.981.4659) to discuss any questions or comments.

Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	Mr. Robert Enck John M. Ford, Esq.

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